FGT P-1

                         SUPPLEMENT DATED JUNE 28, 2007
                   TO THE PROSPECTUS DATED DECEMBER 1, 2006 OF
                              FRANKLIN GLOBAL TRUST
              Franklin International Smaller Companies Growth Fund
                    Franklin Templeton Core Fixed Income Fund
                 Franklin Templeton Core Plus Fixed Income Fund
           Franklin Templeton Emerging Market Debt Opportunities Fund
                       Franklin Templeton High Income Fund


The prospectus is amended as follows:

THE "ANNUAL FUND OPERATING EXPENSES" AND "EXAMPLE" TABLES UNDER THE SECTION "FEES AND EXPENSES" ARE BEING REVISED FOR THE FUNDS LISTED BELOW:

(A) FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
Management fees(2)                                                 0.75%
Distribution and service (12b-1) fees                               None
Other expenses (including administration fees)                     0.45%
                                                     --------------------
                                                     --------------------
Total annual Fund operating expenses(2)                            1.20%
Management and administration fee reduction(2)                    -0.25%
                                                     --------------------
                                                     --------------------
NET ANNUAL FUND OPERATING EXPENSES(2)                              0.95%

2. The investment manager and administrator agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). With these reductions, the Fund paid management fees of 0.70% and net annual Fund operating expenses were 0.95%. After November 30, 2008, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees.

EXAMPLE

 1 YEAR              3 YEARS           5 YEARS           10 YEARS
 $97                 $358              $640              $1,443

UNDER THE "MANAGEMENT" SECTION, THE FOLLOWING IS ADDED TO THE PARAGRAPH THAT BEGINS WITH, "THE FUND PAYS ADVISERS...," ON PAGE 13:

After November 30, 2008, the manager may end this arrangement at any time upon notice to the Fund's board of trustees.


(B) FRANKLIN TEMPLETON CORE FIXED INCOME FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
Management fees                                                     0.30%
Distribution and service (12b-1) fees                                None
Other expenses (including administration fees)                      0.44%
Total annual Fund operating expenses(2)                               0.74%
                                                 -------------------------
                                                 -------------------------
Management and administration fee reduction(2)                     -0.29%
                                                 -------------------------
                                                 -------------------------
NET ANNUAL FUND OPERATING EXPENSES(2)                               0.45%

2. The investment manager and administrator agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.45% (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). The manager also agreed in advance to limit its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund (the Sweep Money Fund). With these reductions, the Fund paid management fees of 0.21% (including a reduction of 0.04% from the Fund's investment in the Sweep Money Fund) and net annual Fund operating expenses were 0.45%. After November 30, 2008, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fees if the Fund invests in the Sweep Money Fund.

EXAMPLE

1 YEAR           3 YEARS        5 YEARS        10 YEARS
$46              $199           $365           $847


(C) FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
Management fees                                                 0.30%
Distribution and service (12b-1) fees                            None
Other expenses (including administration fees)                  0.30%
                                                    ------------------
                                                    ------------------
Total annual Fund operating expenses(2)                         0.60%
Management and administration fee reduction(2)                 -0.17%
                                                    ------------------
                                                    ------------------
NET ANNUAL FUND OPERATING EXPENSES(2)                           0.43%

2. The investment manager and administrator agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.43% (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). The manager also agreed in advance to limit its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund (the Sweep Money Fund). With these reductions, the Fund paid management fees of 0.26% (including a reduction of 0.04% from the Fund's investment in the Sweep Money Fund) and net annual Fund operating expenses were 0.43%. After November 30, 2008, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees. The manager, however, is required by the Fund's board of trustees and an exemptive order by the Securities and Exchange Commission to reduce its fees if the Fund invests in the Sweep Money Fund.

EXAMPLE

 1 YEAR              3 YEARS           5 YEARS           10 YEARS
 $44                 $166              $300              $689


(D) FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

FOOTNOTE 3 ON PAGE 10 TO THE "ANNUAL FUND OPERATING EXPENSES" TABLE IS REVISED AS FOLLOWS:

3. The investment manager and administrator agreed in advance to waive or limit their respective fees and to assume, if needed, as their own expense certain expenses otherwise payable by the Fund (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) so that total annual Fund operating expenses do not exceed 1.10%. After November 30, 2008, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees.


(E) FRANKLIN TEMPLETON HIGH INCOME FUND

ANNUAL FUND OPERATING EXPENSES      (EXPENSES DEDUCTED FROM FUND
ASSETS) (1)
Management fees                                              0.30%
Distribution and service (12b-1) fees(1)                      None
Other expenses (including administration fees                1.03%
                                                   ----------------
                                                   ----------------
Total annual Fund operating expenses(2)                      1.33%
Management and administration fee reduction and
expense limitation(2)                                       -0.83%
                                                   ----------------
                                                   ----------------
NET ANNUAL FUND OPERATING EXPENSES(2)                        0.50%

1. The Fund's board of trustees has approved a Rule 12b-1 plan providing for payment of distribution fees of up to 0.25% per year of the Fund's average net assets. The Fund, however, has not activated the plan and has no current intention to do so.
2. The investment manager and administrator agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.50% (other than certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations). With these reductions, the Fund paid no management or administration fees and net annual Fund operating expenses were 0.50%. After November 30, 2008, the manager and administrator may end this arrangement at any time upon notice to the Fund's board of trustees.

EXAMPLE

  1 YEAR          3 YEARS                 5 YEARS            10 YEARS
  $51             $339                    $649               $1,529


UNDER THE "MANAGEMENT" SECTION, REPLACE THE LAST SENTENCE OF THE LAST PARAGRAPH ON PAGE 13 WITH THE FOLLOWING:

Under an agreement by the manager to waive or limit its fees, the Fund did not pay any management fees. After November 30, 2008, the manager may end this arrangement at any time upon notice to the Fund's board of trustees.

         Please keep this supplement for future reference.